SEGMENT INFORMATION - Earnings (loss) from Continuing Operations before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Interest expense, net	$ (310.4)	$ (288.8)	$ (379.3)
Earnings (loss) from Continuing Operations before income taxes	(104.3)	(271.0)	(407.1)
Corporate and other
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes	(362.5)	(449.6)	(379.2)
Corporate and other | Americas
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes		156.4	159.6
Corporate and other | Asia Pacific
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes		16.8	14.4
Corporate and other | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes		35.6	32.4
Operating segment
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes	568.6	467.4	351.4
Operating segment | Americas
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes	354.3	301.0	241.8
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes	150.0	136.6	64.2
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Earnings (loss) from Continuing Operations before income taxes	$ 64.3	$ 29.8	$ 45.4